AQR Alternative Risk Premia Fund Expense Example - AQR Alternative Risk Premia Fund	Dec. 31, 2025 USD ($)
I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 505
Expense Example, with Redemption, 3 Years	1,516
Expense Example, with Redemption, 5 Years	2,525
Expense Example, with Redemption, 10 Years	5,044
N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	530
Expense Example, with Redemption, 3 Years	1,593
Expense Example, with Redemption, 5 Years	2,649
Expense Example, with Redemption, 10 Years	5,255
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	491
Expense Example, with Redemption, 3 Years	1,485
Expense Example, with Redemption, 5 Years	2,479
Expense Example, with Redemption, 10 Years	$ 4,967